                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2006

Date of reporting period: July 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY ALLOCATOR FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended July 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED JULY 31, 2005

                                                               LEHMAN            LIPPER
                                                        BROTHERS U.S.          FLEXIBLE
                                           S&P 500(R)       AGGREGATE         PORTFOLIO
CLASS A    CLASS B    CLASS C    CLASS D     INDEX(1)        INDEX(2)    FUNDS INDEX(3)
  4.28%      3.85%      3.98%      4.39%        5.44%           0.95%             4.49%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

U.S. economic expansion continued over the six-months ending July 31, 2005. With the economy growing, payrolls expanding, albeit modestly, and a moderate pick up in inflation, the Federal Open Market Committee (the "Fed") continued to tighten monetary policy through four 25 basis point moves, raising the federal funds target rate from 2.25 percent to 3.25 percent. The manufacturing sector, which had been a prime area of concern for investors earlier in the year, regained strength towards the end of the period as both the Industrial Production index (which measures levels of output for manufacturing, mining, and utilities) and the Institute for Supply Management manufacturing index pointed to a re-acceleration in manufacturing.

Stock market performance was mostly positive at the sector level during the period. All but one sector within the S&P 500(R) Index posted positive returns, led by the energy, utilities and healthcare sectors. Materials was the only sector that generated a negative return. Across the broader stock market, small-caps and mid-caps more than doubled the return of their larger counterparts for the period; and value stocks generally outperformed growth securities.

The bond market continued to experience volatility during the period. After reaching a high in March, long-term bond yields began to fall again until reaching a low in June. Meanwhile, short-term yields continued to move up and the yield curve continued to flatten throughout June, a situation which Federal Reserve Chairman Alan Greenspan characterized as a "conundrum." However, after the Fed raised the target rate an additional 25 basis points on June 30, 2005 to
3.25 percent, long-term yields began to rise again. Yields continued to rise through July, and the yield on the 10-year Treasury ended the period at 4.2 percent.

PERFORMANCE ANALYSIS

Morgan Stanley Allocator Fund underperformed the S&P 500(R) Index, outperformed the Lehman Brothers U.S. Aggregate Index and underperformed the Lipper Flexible Portfolio Funds Index for the six-months ended July 31, 2005, assuming no deduction of applicable sales charges.

During the reporting period, the Fund generally held an overweight position in stocks and an underweight position in bonds relative to many of its Lipper group peers. The Fund's overall performance benefited from this emphasis on stocks, as the S&P 500(R) Index outperformed the Lehman Brothers U.S. Aggregate Index by a substantial margin. However, sector allocation within the equity portion of the Fund slowed its relative pace, especially in the first half of the period.

Throughout the period, the Fund maintained a considerably underweighted position in energy producers and a complementary overweighted position in select energy consumers relative to the S&P 500(R) Index. This position was based on the premise that oil prices were set to retreat after surging to record highs late in 2004. As commodity prices, including oil, started to decline in the second half of the reporting period, this stance benefited the Fund, although not enough to fully offset the impact of this strategy during the earlier portion of the period.

With the Fed showing no signs of slowing its "measured" pace of rate hikes, the Fund was positioned for an increase in long-term bond yields. For example, the Fund's equity portfolio was underweighted relative to the S&P 500(R) Index in interest-rate sensitive sectors such as financials, real estate, and utilities. However, although short-term rates rose in response to the Fed's actions, long-term bond yields remained low. As a result, the interest-rate sensitive sectors continued to outperform the S&P 500(R) Index, making this position a hindrance to overall returns.

Also, during a majority of the period, the Fund included a small exposure to the Japanese equity market. Japan had showed signs of an improved domestic outlook and seemed situated to benefit from continued global growth. While Japan performed well in local currency terms, the Fund's exposure had a negative impact on performance, due to a strong rally in the U.S. dollar versus the yen. The Fund closed out this position by the end of the period in anticipation of continued dollar strength.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

iShares GS InvesTop Corp.                    4.0%
U.S.Treasury                                 4.0
General Electric Co.                         3.1
Microsoft Corp.                              2.5
Intel Corp.                                  1.7
Pfizer, Inc.                                 1.5
Johnson & Johnson                            1.5
Exxon Mobil Corp.                            1.4
Wal-Mart Stores, Inc.                        1.4
Citigroup Inc.                               1.3

PORTFOLIO COMPOSITION*

Common Stocks                               89.0%
U.S. Government Agencies & Obligations       5.7
Convertible Corporate Notes/Bonds            2.3
Corporate Notes/Bonds                        1.7
Asset-Backed                                 1.0
Convertible Preferred Stocks                 0.2
Foreign Government Obligations               0.1

DATA AS OF JULY 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

* DOES NOT INCLUDE OUTSTANDING LONG FUTURES WITH AN UNDERLYING FACE AMOUNT OF $4,955,055 AND OUTSTANDING SHORT FUTURES WITH AN UNDERLYING FACE AMOUNT OF $9,420,844 WITH UNREALIZED NET APPRECIATION OF $71,484.

INVESTMENT STRATEGY

THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE THREE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS, THE COMBINATION OF WHICH WILL BE VARIED FROM TIME TO TIME BOTH WITH RESPECT TO INDUSTRY SECTOR WEIGHTINGS AND TYPES OF SECURITIES IN RESPONSE TO CHANGING MARKET AND ECONOMIC TRENDS. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS. THE FUND MAY INVEST 100 PERCENT OF ITS ASSETS IN ANY ONE OF THE THREE MAJOR ASSET CATEGORIES MENTIONED ABOVE AT ANY TIME. IT IS ANTICIPATED THAT THERE WILL BE SIGNIFICANT FLUCTUATIONS IN THE ALLOCATIONS OVER TIME AND THUS, THE FUND MAY EXHIBIT HIGHER VOLATILITY THAN OTHER FUNDS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 800-869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2005

                        CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                       (SINCE 02/26/03)     (SINCE 02/26/03)     (SINCE 02/26/03)     (SINCE 02/26/03)
SYMBOL                            ALRAX                ALRBX                ALRCX                ALRDX
1 YEAR                            11.44%(4)            10.63%(4)            10.68%(4)            11.74%(4)
                                   5.59(5)              5.63(5)              9.68(5)                --

SINCE INCEPTION                   10.19(4)              9.37(4)              9.39(4)             10.47(4)
                                   7.77(5)              8.27(5)              9.39(5)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS U.S. AGGREGATE INDEX TRACKS THE PERFORMANCE OF ALL U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, INVESTMENT-GRADE CORPORATE DEBT SECURITIES, AGENCY MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/05 - 07/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         BEGINNING            ENDING          EXPENSES PAID
                                                       ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD *
                                                       -------------      -------------      ---------------
                                                                                                02/01/05 -
                                                          02/01/05           07/31/05            07/31/05
                                                       -------------      -------------      ---------------
CLASS A
Actual (4.28% return)                                   $   1,000.00       $   1,042.80         $    6.69
Hypothetical (5% annual return before expenses)         $   1,000.00       $   1,018.25         $    6.61

CLASS B
Actual (3.85% return)                                   $   1,000.00       $   1,038.50         $   10.46
Hypothetical (5% annual return before expenses)         $   1,000.00       $   1,014.53         $   10.34

CLASS C
Actual (3.98% return)                                   $   1,000.00       $   1,039.80         $   10.47
Hypothetical (5% annual return before expenses)         $   1,000.00       $   1,014.53         $   10.34

CLASS D
Actual (4.39% return)                                   $   1,000.00       $   1,043.90         $    5.42
Hypothetical (5% annual return before expenses)         $   1,000.00       $   1,019.49         $    5.36

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.32%, 2.07%, 2.07% AND 1.07% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-year period ended November 30, 2004 and for the period from February 28, 2003 to November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for both periods. The Adviser informed the Board that in order to try to improve performance the Adviser had restructured the portfolio management team in January 2004 and implemented a revised investment strategy. The Board concluded that the changes implemented by the Adviser were reasonably designed to improve performance.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate for the Fund and the total expense ratio of the Fund and noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds managed by other advisers (the "expense peer group"), selected by Lipper, managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; but (ii) the Fund's total expense ratio was lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the management fee rate was competitive in light of the fact that the Adviser managed the Fund so that the total expense ratio of the Fund was less than the total expense ratio of the funds in the expense peer group average.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the assets of the Fund were relatively small and its potential growth was uncertain. The board concluded that it was premature to consider adding breakpoints to the management fee schedule.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the Adviser made no profit from its operation of the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY ALLOCATOR FUND

PORTFOLIO OF INVESTMENTS - JULY 31, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
            COMMON STOCKS (88.8%)
            ADVERTISING/MARKETING SERVICES (0.2%)
    4,784   Interpublic Group of Companies, Inc. (The)*                              $       59,800
    2,029   Omnicom Group, Inc.                                                             172,201
                                                                                     --------------
                                                                                            232,001
                                                                                     --------------
            AEROSPACE & DEFENSE (1.4%)
    8,375   Boeing Co.                                                                      552,834
    2,122   General Dynamics Corp.                                                          244,433
    1,341   Goodrich Corp.                                                                   59,326
    1,285   L-3 Communications Holdings, Inc.                                               100,526
    4,626   Lockheed Martin Corp.                                                           288,662
    3,848   Northrop Grumman Corp.                                                          213,372
    4,787   Raytheon Co.                                                                    188,273
    1,979   Rockwell Collins, Inc.                                                           96,575
                                                                                     --------------
                                                                                          1,744,001
                                                                                     --------------
            AGRICULTURAL COMMODITIES/MILLING (0.1%)
    5,617   Archer-Daniels-Midland Co.                                                      128,854
                                                                                     --------------
            AIR FREIGHT/COURIERS (0.9%)
    3,058   FedEx Corp.                                                                     257,147
   11,380   United Parcel Service, Inc. (Class B)                                           830,399
                                                                                     --------------
                                                                                          1,087,546
                                                                                     --------------
            AIRLINES (2.0%)
   14,169   Alaska Air Group, Inc.*                                                         495,632
   26,932   AMR Corp.*                                                                      378,395
   24,151   Delta Air Lines, Inc.*                                                           71,487
   52,452   Flyi Inc.                                                                        34,094
   29,687   Frontier Airlines, Inc.*                                                        364,556
    9,702   JetBlue Airways Corp.*                                                          203,742
   37,382   Mesa Air Group, Inc.*                                                           315,504
   15,308   SkyWest, Inc.                                                                   317,641
   21,082   Southwest Airlines Co.                                                          299,154
                                                                                     --------------
                                                                                          2,480,205
                                                                                     --------------
            ALTERNATIVE POWER GENERATION (0.0%)
    2,202   Calpine Corp.*                                                                    7,311
                                                                                     --------------
            ALUMINUM (0.1%)
    4,012   Alcoa, Inc.                                                                     112,537
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
            APPAREL/FOOTWEAR (0.5%)
    2,272   Cintas Corp.                                                             $      100,718
    4,167   Coach, Inc.*                                                                    146,303
    1,379   Jones Apparel Group, Inc.                                                        42,156
    1,241   Liz Claiborne, Inc.                                                              51,638
    2,905   Nike, Inc. (Class B)                                                            243,439
      676   Reebok International Ltd.                                                        28,595
    1,267   V.F. Corp.                                                                       74,804
                                                                                     --------------
                                                                                            687,653
                                                                                     --------------
            APPAREL/FOOTWEAR RETAIL (0.4%)
   10,197   Gap, Inc. (The)                                                                 215,259
    4,571   Limited Brands, Inc.                                                            111,441
    3,023   Nordstrom, Inc.                                                                 111,881
    5,206   TJX Companies, Inc. (The)                                                       122,393
                                                                                     --------------
                                                                                            560,974
                                                                                     --------------
            AUTO PARTS: O.E.M. (0.2%)
    1,702   Dana Corp.                                                                       26,738
    6,261   Delphi Corp.                                                                     33,183
    1,687   Eaton Corp.                                                                     110,229
    2,125   Johnson Controls, Inc.                                                          122,060
    1,532   Visteon Corp.*                                                                   13,635
                                                                                     --------------
                                                                                            305,845
                                                                                     --------------
            AUTOMOTIVE AFTERMARKET (0.0%)
      771   Cooper Tire & Rubber Co.                                                         15,513
    1,994   Goodyear Tire & Rubber Co. (The)*                                                34,716
                                                                                     --------------
                                                                                             50,229
                                                                                     --------------
            BEVERAGES: ALCOHOLIC (0.3%)
    6,643   Anheuser-Busch Companies, Inc.                                                  294,617
    1,397   Brown-Forman Corp. (Class B)                                                     81,655
      747   Molson Coors Brewing Co. (Class B)                                               46,837
                                                                                     --------------
                                                                                            423,109
                                                                                     --------------
            BEVERAGES: NON-ALCOHOLIC (0.8%)
   20,614   Coca-Cola Co. (The)                                                             902,069
    4,066   Coca-Cola Enterprises Inc.                                                       95,551
    2,155   Pepsi Bottling Group, Inc. (The)                                                 62,840
                                                                                     --------------
                                                                                          1,060,460
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
            BIOTECHNOLOGY (1.6%)
   14,870   Amgen Inc.*                                                              $    1,185,883
    3,830   Biogen Idec Inc.*                                                               150,481
    2,624   Chiron Corp.*                                                                    95,068
    2,672   Genzyme Corp.*                                                                  198,824
    4,838   Gilead Sciences, Inc.*                                                          216,791
    3,482   MedImmune, Inc.*                                                                 98,924
      498   Millipore Corp.*                                                                 30,512
                                                                                     --------------
                                                                                          1,976,483
                                                                                     --------------
            BROADCASTING (0.2%)
    6,065   Clear Channel Communications, Inc.                                              197,962
    3,610   Univision Communications, Inc. (Class A)*                                       102,091
                                                                                     --------------
                                                                                            300,053
                                                                                     --------------
            BUILDING PRODUCTS (0.2%)
    2,387   American Standard Companies, Inc.                                               105,696
    4,718   Masco Corp.                                                                     159,987
                                                                                     --------------
                                                                                            265,683
                                                                                     --------------
            CABLE/SATELLITE TV (0.6%)
   24,403   Comcast Corp. (Class A)*                                                        749,904
                                                                                     --------------
            CASINO/GAMING (0.2%)
    1,273   Harrah's Entertainment, Inc.                                                    100,236
    3,826   International Game Technology                                                   104,679
                                                                                     --------------
                                                                                            204,915
                                                                                     --------------
            CHEMICALS: AGRICULTURAL (0.1%)
    1,257   Monsanto Co.                                                                     84,684
                                                                                     --------------
            CHEMICALS: MAJOR DIVERSIFIED (0.4%)
    4,422   Dow Chemical Co. (The)                                                          212,035
    4,578   Du Pont (E.I.) de Nemours & Co.                                                 195,389
      396   Eastman Chemical Co.                                                             21,934
      598   Engelhard Corp.                                                                  17,157
      557   Hercules Inc.*                                                                    7,798
    1,065   Rohm & Haas Co.                                                                  49,054
                                                                                     --------------
                                                                                            503,367
                                                                                     --------------
            CHEMICALS: SPECIALTY (0.1%)
    1,079   Air Products & Chemicals, Inc.                                                   64,481
      571   Chemtura Corp.                                                                    8,988
    1,523   Praxair, Inc.                                                                    75,221

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
      340   Sigma-Aldrich Corp.                                                      $       21,814
                                                                                     --------------
                                                                                            170,504
                                                                                     --------------
            COMMERCIAL PRINTING/FORMS (0.1%)
      698   Deluxe Corp.                                                                     27,920
    2,933   Donnelley (R.R.) & Sons Co.                                                     105,735
                                                                                     --------------
                                                                                            133,655
                                                                                     --------------
            COMPUTER COMMUNICATIONS (1.2%)
    5,699   Avaya Inc.*                                                                      58,871
   74,395   Cisco Systems, Inc.*                                                          1,424,664
    1,056   QLogic Corp.*                                                                    32,789
                                                                                     --------------
                                                                                          1,516,324
                                                                                     --------------
            COMPUTER PERIPHERALS (0.5%)
   27,942   EMC Corp.*                                                                      382,526
    1,488   Lexmark International, Inc. (Class A)*                                           93,298
    4,268   Network Appliance, Inc.*                                                        108,877
                                                                                     --------------
                                                                                            584,701
                                                                                     --------------
            COMPUTER PROCESSING HARDWARE (2.1%)
    9,404   Apple Computer, Inc.*                                                           401,081
   28,011   Dell, Inc.*                                                                   1,133,605
    3,693   Gateway, Inc.*                                                                   14,698
   33,966   Hewlett-Packard Co.                                                             836,243
    2,287   NCR Corp.*                                                                       79,382
   39,748   Sun Microsystems, Inc.*                                                         152,632
                                                                                     --------------
                                                                                          2,617,641
                                                                                     --------------
            CONSTRUCTION MATERIALS (0.0%)
      481   Vulcan Materials Co.                                                             33,785
                                                                                     --------------
            CONTAINERS/PACKAGING (0.1%)
      558   Ball Corp.                                                                       21,176
      529   Bemis Company, Inc.                                                              14,283
      736   Pactiv Corp.*                                                                    16,207
      413   Sealed Air Corp.*                                                                21,914
      552   Temple-Inland Inc.                                                               21,964
                                                                                     --------------
                                                                                             95,544
                                                                                     --------------
            CONTRACT DRILLING (0.2%)
      787   Nabors Industries, Ltd. (Bermuda)*                                               51,509
      677   Noble Corp. (Cayman Islands)                                                     45,481
      567   Rowan Companies, Inc.*                                                           19,369

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
    1,602   Transocean Inc. (Cayman Islands)*                                        $       90,401
                                                                                     --------------
                                                                                            206,760
                                                                                     --------------
            DATA PROCESSING SERVICES (1.0%)
    1,454   Affiliated Computer Services, Inc. (Class A)*                                    72,656
    6,554   Automatic Data Processing, Inc.                                                 291,063
    2,167   Computer Sciences Corp.*                                                         99,205
    1,637   Convergys Corp.*                                                                 23,818
    8,744   First Data Corp.                                                                359,728
    2,178   Fiserv, Inc.*                                                                    96,638
    4,250   Paychex, Inc.                                                                   148,368
    3,260   SunGard Data Systems Inc.*                                                      117,001
                                                                                     --------------
                                                                                          1,208,477
                                                                                     --------------
            DEPARTMENT STORES (0.5%)
      986   Dillard's, Inc. (Class A)                                                        22,540
    1,849   Federated Department Stores, Inc.                                               140,284
    3,804   Kohl's Corp.*                                                                   214,355
    3,302   May Department Stores Co.                                                       135,547
    2,951   Penney (J.C.) Co., Inc.                                                         165,669
                                                                                     --------------
                                                                                            678,395
                                                                                     --------------
            DISCOUNT STORES (2.3%)
    1,365   Big Lots, Inc.*                                                                  17,704
    4,085   Costco Wholesale Corp.                                                          187,787
    3,765   Dollar General Corp.                                                             76,505
    1,897   Family Dollar Stores, Inc.                                                       48,943
    1,381   Sears Holdings Corp.*                                                           212,992
    9,775   Target Corp.                                                                    574,281
   35,784   Wal-Mart Stores, Inc.                                                         1,765,940
                                                                                     --------------
                                                                                          2,884,152
                                                                                     --------------
            DRUGSTORE CHAINS (0.5%)
    6,927   CVS Corp.                                                                       214,945
    8,744   Walgreen Co.                                                                    418,488
                                                                                     --------------
                                                                                            633,433
                                                                                     --------------
            ELECTRIC UTILITIES (1.1%)
    2,548   AES Corp. (The)*                                                                 40,895
      563   Allegheny Energy, Inc.*                                                          16,046
      764   Ameren Corp.                                                                     42,494
    1,500   American Electric Power Co., Inc.                                                58,050
    1,265   CenterPoint Energy, Inc.                                                         17,381

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
      773   Cinergy Corp.                                                            $       34,128
      801   CMS Energy Corp.*                                                                12,688
      949   Consolidated Edison, Inc.                                                        45,704
      693   Constellation Energy Group, Inc.                                                 41,726
    1,311   Dominion Resources, Inc.                                                         96,830
      680   DTE Energy Co.                                                                   31,960
    3,541   Duke Energy Corp.                                                               104,601
    1,273   Edison International                                                             52,040
      831   Entergy Corp.                                                                    64,768
    2,549   Exelon Corp.                                                                    136,422
    1,288   FirstEnergy Corp.                                                                64,117
    1,530   FPL Group, Inc.                                                                  65,974
    1,439   PG&E Corp.                                                                       54,150
      403   Pinnacle West Capital Corp.                                                      18,457
      741   PPL Corp.                                                                        45,631
      972   Progress Energy, Inc.                                                            43,361
      932   Public Service Enterprise Group, Inc.                                            59,928
    2,869   Southern Co. (The)                                                              100,386
      847   TECO Energy, Inc.                                                                16,059
      936   TXU Corp.                                                                        81,095
    1,569   Xcel Energy, Inc.                                                                30,454
                                                                                     --------------
                                                                                          1,375,345
                                                                                     --------------
            ELECTRICAL PRODUCTS (0.4%)
    2,164   American Power Conversion Corp.                                                  60,830
    1,042   Cooper Industries Ltd. (Class A) (Bermuda)                                       67,292
    4,428   Emerson Electric Co.                                                            291,362
    2,007   Molex Inc.                                                                       56,678
                                                                                     --------------
                                                                                            476,162
                                                                                     --------------
            ELECTRONIC COMPONENTS (0.1%)
    2,187   Jabil Circuit, Inc.*                                                             68,213
    6,246   Sanmina-SCI Corp.*                                                               29,856
   11,178   Solectron Corp.*                                                                 42,924
                                                                                     --------------
                                                                                            140,993
                                                                                     --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS (0.5%)
    5,029   Agilent Technologies, Inc.*                                                     131,961
   16,650   JDS Uniphase Corp.*                                                              25,142
    1,965   Rockwell Automation, Inc.                                                       101,217
    1,800   Scientific-Atlanta, Inc.                                                         69,300
    2,794   Symbol Technologies, Inc.                                                        32,522

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
    1,024   Tektronix, Inc.                                                          $       25,661
    1,606   Thermo Electron Corp.*                                                           47,955
   11,278   Xerox Corp.*                                                                    148,982
                                                                                     --------------
                                                                                            582,740
                                                                                     --------------
            ELECTRONIC PRODUCTION EQUIPMENT (0.5%)
   21,316   Applied Materials, Inc.                                                         393,493
    2,556   KLA-Tencor Corp.                                                                132,145
    1,845   Novellus Systems, Inc.*                                                          53,228
    2,675   Teradyne, Inc.*                                                                  41,543
                                                                                     --------------
                                                                                            620,409
                                                                                     --------------
            ELECTRONICS/APPLIANCE STORES (0.3%)
    3,620   Best Buy Co., Inc.                                                              277,292
    2,187   Circuit City Stores - Circuit City Group                                         39,913
    1,768   RadioShack Corp.                                                                 41,495
                                                                                     --------------
                                                                                            358,700
                                                                                     --------------
            ELECTRONICS/APPLIANCES (0.1%)
    3,208   Eastman Kodak Co.                                                                85,782
      946   Maytag Corp.                                                                     15,959
      759   Whirlpool Corp.                                                                  60,705
                                                                                     --------------
                                                                                            162,446
                                                                                     --------------
            ENGINEERING & CONSTRUCTION (0.0%)
      972   Fluor Corp.                                                                      62,014
                                                                                     --------------
            ENVIRONMENTAL SERVICES (0.2%)
    4,466   Allied Waste Industries, Inc.*                                                   38,318
    6,617   Waste Management, Inc.                                                          186,070
                                                                                     --------------
                                                                                            224,388
                                                                                     --------------
            FINANCE/RENTAL/LEASING (1.6%)
    1,742   Capital One Financial Corp.                                                     143,715
    1,489   CIT Group, Inc.                                                                  65,724
    6,341   Countrywide Financial Corp.                                                     228,276
   10,471   Fannie Mae                                                                      584,910
    7,471   Freddie Mac                                                                     472,765
    8,759   MBNA Corp.                                                                      220,376
      680   PHH Corp.                                                                        19,237
    2,082   Providian Financial Corp.*                                                       39,350
      733   Ryder System, Inc.                                                               28,580
    2,899   SLM Corp.                                                                       149,270
                                                                                     --------------
                                                                                          1,952,203
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
            FINANCIAL CONGLOMERATES (2.7%)
    8,091   American Express Co.                                                     $      445,005
   35,944   Citigroup, Inc.+                                                              1,563,564
   24,312   JPMorgan Chase & Co.                                                            854,324
    2,051   Principal Financial Group, Inc.                                                  90,141
    3,607   Prudential Financial, Inc.*                                                     241,308
    3,192   State Street Corp.                                                              158,770
                                                                                     --------------
                                                                                          3,353,112
                                                                                     --------------
            FINANCIAL PUBLISHING/SERVICES (0.3%)
    1,842   Equifax, Inc.                                                                    67,049
    4,145   McGraw-Hill Companies, Inc. (The)                                               190,711
    1,928   Moody's Corp.                                                                    91,214
                                                                                     --------------
                                                                                            348,974
                                                                                     --------------
            FOOD DISTRIBUTORS (0.2%)
    5,417   SYSCO Corp.                                                                     195,337
                                                                                     --------------
            FOOD RETAIL (0.3%)
    3,223   Albertson's, Inc.                                                                68,682
    6,229   Kroger Co.*                                                                     123,646
    3,872   Safeway Inc.                                                                     94,090
    1,187   Supervalu, Inc.                                                                  42,020
                                                                                     --------------
                                                                                            328,438
                                                                                     --------------
            FOOD: MAJOR DIVERSIFIED (1.2%)
    3,490   Campbell Soup Co.                                                               107,667
    4,475   ConAgra Foods Inc.                                                              101,627
    3,158   General Mills, Inc.                                                             149,689
    2,996   Heinz (H.J.) Co.                                                                110,193
    3,519   Kellogg Co.                                                                     159,446
   14,349   PepsiCo, Inc.                                                                   782,451
    6,737   Sara Lee Corp.                                                                  134,268
                                                                                     --------------
                                                                                          1,545,341
                                                                                     --------------
            FOOD: SPECIALTY/CANDY (0.2%)
    2,090   Hershey Foods Corp.                                                             133,488
    1,185   McCormick & Co., Inc. (Non-Voting)                                               41,214
    1,925   Wrigley (Wm.) Jr. Co.                                                           136,945
                                                                                     --------------
                                                                                            311,647
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
            FOREST PRODUCTS (0.1%)
      547   Louisiana-Pacific Corp.                                                  $       14,671
    1,148   Weyerhaeuser Co.                                                                 79,189
                                                                                     --------------
                                                                                             93,860
                                                                                     --------------
            GAS DISTRIBUTORS (0.1%)
    1,561   Dynegy, Inc. (Class A)*                                                           8,679
      632   KeySpan Corp.                                                                    25,716
      181   Nicor Inc.                                                                        7,388
    1,061   NiSource, Inc.                                                                   25,772
      155   Peoples Energy Corp.                                                              6,688
      933   Sempra Energy                                                                    39,653
                                                                                     --------------
                                                                                            113,896
                                                                                     --------------
            HOME BUILDING (0.2%)
    1,414   Centex Corp.                                                                    104,608
      918   KB Home                                                                          75,193
    1,427   Pulte Homes, Inc.                                                               133,596
                                                                                     --------------
                                                                                            313,397
                                                                                     --------------
            HOME FURNISHINGS (0.1%)
    2,152   Leggett & Platt, Inc.                                                            54,424
    3,108   Newell Rubbermaid, Inc.                                                          77,296
                                                                                     --------------
                                                                                            131,720
                                                                                     --------------
            HOME IMPROVEMENT CHAINS (1.3%)
   23,800   Home Depot, Inc. (The)                                                        1,035,538
    8,553   Lowe's Companies, Inc.                                                          566,380
    1,575   Sherwin-Williams Co.                                                             74,986
                                                                                     --------------
                                                                                          1,676,904
                                                                                     --------------
            HOSPITAL/NURSING MANAGEMENT (0.3%)
    4,297   HCA, Inc.                                                                       211,627
    2,457   Health Management Associates, Inc. (Class A)                                     58,477
      861   Manor Care, Inc.                                                                 32,684
    4,672   Tenet Healthcare Corp.*                                                          56,718
                                                                                     --------------
                                                                                            359,506
                                                                                     --------------
            HOTELS/RESORTS/CRUISELINES (0.7%)
    8,907   Carnival Corp. (Panama)                                                         466,727
    4,268   Hilton Hotels Corp.                                                             105,633
    2,467   Marriott International, Inc. (Class A)                                          168,915

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
    2,390   Starwood Hotels & Resorts Worldwide, Inc.*                               $      151,335
                                                                                     --------------
                                                                                            892,610
                                                                                     --------------
            HOUSEHOLD/PERSONAL CARE (1.9%)
      805   Alberto-Culver Co.                                                               36,322
    4,039   Avon Products, Inc.                                                             132,116
    1,350   Clorox Co. (The)                                                                 75,398
    4,476   Colgate-Palmolive Co.                                                           236,959
    8,514   Gillette Co. (The)                                                              456,946
      466   International Flavors & Fragrances, Inc.                                         17,671
    4,098   Kimberly-Clark Corp.                                                            261,288
   21,344   Procter & Gamble Co. (The)                                                    1,187,367
                                                                                     --------------
                                                                                          2,404,067
                                                                                     --------------
            INDUSTRIAL CONGLOMERATES (5.2%)
    8,172   3M Co.                                                                          612,900
    3,262   Danaher Corp.                                                                   180,878
  111,809   General Electric Co.                                                          3,857,411
    8,984   Honeywell International, Inc.                                                   352,892
    1,830   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                     143,051
    1,025   ITT Industries, Inc.                                                            109,060
    1,460   Textron, Inc.                                                                   108,288
   21,262   Tyco International Ltd. (Bermuda)                                               647,853
   10,803   United Technologies Corp.                                                       547,712
                                                                                     --------------
                                                                                          6,560,045
                                                                                     --------------
            INDUSTRIAL MACHINERY (0.3%)
    3,085   Illinois Tool Works Inc.                                                        264,230
    1,335   Parker Hannifin Corp.                                                            87,736
                                                                                     --------------
                                                                                            351,966
                                                                                     --------------
            INDUSTRIAL SPECIALTIES (0.1%)
    1,202   Ecolab Inc.                                                                      40,363
      808   PPG Industries, Inc.                                                             52,544
                                                                                     --------------
                                                                                             92,907
                                                                                     --------------
            INFORMATION TECHNOLOGY SERVICES (1.4%)
    1,943   Citrix Systems, Inc.*                                                            46,302
    5,809   Electronic Data Systems Corp.                                                   119,491
   18,677   International Business Machines Corp.                                         1,558,782
    3,896   Unisys Corp.*                                                                    25,207
                                                                                     --------------
                                                                                          1,749,782
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
            INSURANCE BROKERS/SERVICES (0.1%)
    2,248   AON Corp.                                                                $       57,189
    3,682   Marsh & McLennan Companies, Inc.                                                106,668
                                                                                     --------------
                                                                                            163,857
                                                                                     --------------
            INTEGRATED OIL (2.3%)
      462   Amerada Hess Corp.                                                               54,451
   10,237   Chevron Corp.                                                                   593,848
    6,793   ConocoPhillips                                                                  425,174
   31,067   Exxon Mobil Corp.                                                             1,825,186
                                                                                     --------------
                                                                                          2,898,659
                                                                                     --------------
            INTERNET SOFTWARE/SERVICES (0.5%)
    5,934   Siebel Systems, Inc.                                                             49,846
   15,591   Yahoo!, Inc.*                                                                   519,804
                                                                                     --------------
                                                                                            569,650
                                                                                     --------------
            INVESTMENT BANKS/BROKERS (1.7%)
    1,475   Bear Stearns Companies, Inc. (The)                                              150,612
    4,937   E*TRADE Group, Inc.*                                                             76,573
    6,234   Goldman Sachs Group Inc. (The)                                                  670,030
    3,271   Lehman Brothers Holdings Inc.                                                   343,880
   12,320   Merrill Lynch & Co., Inc.                                                       724,170
   17,063   Schwab (Charles) Corp. (The)                                                    233,763
                                                                                     --------------
                                                                                          2,199,028
                                                                                     --------------
            INVESTMENT MANAGERS (0.4%)
    1,021   Federated Investors, Inc. (Class B)                                              32,611
    2,420   Franklin Resources, Inc.                                                        195,584
    2,246   Janus Capital Group, Inc.                                                        33,735
    4,080   Mellon Financial Corp.                                                          124,277
    1,266   Price (T.) Rowe Group, Inc.                                                      83,999
                                                                                     --------------
                                                                                            470,206
                                                                                     --------------
            INVESTMENT TRUSTS/MUTUAL FUNDS (4.0%)
   34,950   iShares S&P Midcap 400 Index Fund                                             2,520,244
   43,821   iShares S&P Smallcap 600 Index Fund                                           2,553,888
                                                                                     --------------
                                                                                          5,074,132
                                                                                     --------------
            LIFE/HEALTH INSURANCE (0.5%)
    3,467   AFLAC, Inc.                                                                     156,362
      962   Jefferson-Pilot Corp.                                                            48,264
    1,238   Lincoln National Corp.                                                           59,795

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
    5,066   MetLife, Inc.                                                            $      248,943
      736   Torchmark Corp.*                                                                 38,471
    2,106   UnumProvident Corp.                                                              40,330
                                                                                     --------------
                                                                                            592,165
                                                                                     --------------
            MAJOR BANKS (2.9%)
   27,787   Bank of America Corp.                                                         1,211,513
    7,484   Bank of New York Co., Inc. (The)                                                230,358
    3,775   BB&T Corp.                                                                      157,871
    1,194   Comerica, Inc.                                                                   72,953
    1,643   Huntington Bancshares, Inc.                                                      40,976
    2,846   KeyCorp                                                                          97,447
    4,150   National City Corp.                                                             153,177
    1,959   PNC Financial Services Group                                                    107,392
    3,205   Regions Financial Corp.                                                         107,816
    2,348   SunTrust Banks, Inc.                                                            170,747
   10,892   Wachovia Corp.                                                                  548,739
   11,659   Wells Fargo & Co.                                                               715,163
                                                                                     --------------
                                                                                          3,614,152
                                                                                     --------------
            MAJOR TELECOMMUNICATIONS (2.2%)
    2,786   ALLTEL Corp.                                                                    185,269
    7,360   AT&T Corp.                                                                      145,728
   16,868   BellSouth Corp.                                                                 465,557
   30,436   SBC Communications, Inc.                                                        744,160
   13,594   Sprint Corp.                                                                    365,679
   25,535   Verizon Communications Inc.                                                     874,063
                                                                                     --------------
                                                                                          2,780,456
                                                                                     --------------
            MANAGED HEALTH CARE (1.3%)
    2,829   Aetna, Inc.                                                                     218,965
    4,382   Caremark Rx, Inc.*                                                              195,350
    1,275   CIGNA Corp.                                                                     136,106
    1,612   Humana, Inc.*                                                                    64,238
   12,351   UnitedHealth Group, Inc.                                                        645,957
    5,965   WellPoint Inc.*                                                                 421,964
                                                                                     --------------
                                                                                          1,682,580
                                                                                     --------------
            MEDIA CONGLOMERATES (2.1%)
   23,047   Disney (Walt) Co. (The)*                                                        590,925
   36,151   News Corp Inc. (Class A)                                                        592,153
   51,831   Time Warner, Inc.*                                                              882,164

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
   17,816   Viacom Inc. (Class B) (Non-Voting)                                       $      596,658
                                                                                     --------------
                                                                                          2,661,900
                                                                                     --------------
            MEDICAL DISTRIBUTORS (0.4%)
    1,039   AmerisourceBergen Corp.                                                          74,590
    4,187   Cardinal Health, Inc.                                                           249,461
    2,915   McKesson Corp.                                                                  131,175
                                                                                     --------------
                                                                                            455,226
                                                                                     --------------
            MEDICAL SPECIALTIES (2.1%)
    3,400   Applera Corp. - Applied Biosystems Group                                         70,788
    1,048   Bard (C.R.), Inc.                                                                69,996
      530   Bausch & Lomb, Inc.                                                              44,865
    6,039   Baxter International, Inc.*                                                     237,152
    2,459   Becton, Dickinson & Co.                                                         136,155
    2,478   Biomet, Inc.                                                                     94,486
    8,115   Boston Scientific Corp.*                                                        234,929
    1,196   Fisher Scientific International, Inc.*                                           80,192
    3,156   Guidant Corp.                                                                   217,133
    1,571   Hospira, Inc.*                                                                   60,091
   11,756   Medtronic, Inc.                                                                 634,119
    1,440   Pall Corp.                                                                       44,597
    1,292   PerkinElmer, Inc.                                                                27,106
    3,520   St. Jude Medical, Inc.*                                                         166,883
    3,926   Stryker Corp.*                                                                  212,357
    1,171   Waters Corp.*                                                                    53,023
    2,405   Zimmer Holdings, Inc.*                                                          198,076
                                                                                     --------------
                                                                                          2,581,948
                                                                                     --------------
            MISCELLANEOUS COMMERCIAL SERVICES (0.0%)
    1,506   Sabre Holdings Corp. (Class A)                                                   28,915
                                                                                     --------------
            MISCELLANEOUS MANUFACTURING (0.1%)
    2,260   Dover Corp.                                                                      93,248
                                                                                     --------------
            MOTOR VEHICLES (0.5%)
   20,363   Ford Motor Co.                                                                  218,699
    6,256   General Motors Corp.                                                            230,346
    3,150   Harley-Davidson, Inc.                                                           167,549
                                                                                     --------------
                                                                                            616,594
                                                                                     --------------
            MULTI-LINE INSURANCE (1.1%)
   17,930   American International Group, Inc.                                            1,079,386
    2,050   Hartford Financial Services Group, Inc. (The)                                   165,169

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
    1,115   Loews Corp.                                                              $       93,247
      902   Safeco Corp.                                                                     49,556
                                                                                     --------------
                                                                                          1,387,358
                                                                                     --------------
            OFFICE EQUIPMENT/SUPPLIES (0.1%)
    1,355   Avery Dennison Corp.                                                             76,788
    2,641   Pitney Bowes, Inc.                                                              117,736
                                                                                     --------------
                                                                                            194,524
                                                                                     --------------
            OIL & GAS PIPELINES (0.1%)
    3,208   El Paso Corp.                                                                    38,496
      610   Kinder Morgan, Inc.                                                              54,205
    2,850   Williams Companies, Inc. (The)                                                   60,534
                                                                                     --------------
                                                                                            153,235
                                                                                     --------------
            OIL & GAS PRODUCTION (0.7%)
    1,162   Anadarko Petroleum Corp.                                                        102,663
    1,603   Apache Corp.                                                                    109,645
    1,882   Burlington Resources, Inc.                                                      120,655
    2,311   Devon Energy Corp.                                                              129,624
    1,195   EOG Resources, Inc.                                                              73,015
    1,157   Kerr-McGee Corp.                                                                 92,803
    1,944   Occidental Petroleum Corp.                                                      159,952
    1,340   Unocal Corp.                                                                     86,899
    1,737   XTO Energy Inc.                                                                  60,951
                                                                                     --------------
                                                                                            936,207
                                                                                     --------------
            OIL REFINING/MARKETING (0.2%)
      382   Ashland Inc,                                                                     23,474
    1,800   Marathon Oil Corp.                                                              105,048
      344   Sunoco, Inc.                                                                     43,251
    1,246   Valero Energy Corp.                                                             103,144
                                                                                     --------------
                                                                                            274,917
                                                                                     --------------
            OILFIELD SERVICES/EQUIPMENT (0.5%)
    1,669   Baker Hughes Inc.                                                                94,365
      812   BJ Services Co.                                                                  49,524
    2,461   Halliburton Co.                                                                 137,939
      858   National-Oilwell, Inc.*                                                          44,916
    2,874   Schlumberger Ltd. (Netherlands Antilles)                                        240,669
                                                                                     --------------
                                                                                            567,413
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
            OTHER CONSUMER SERVICES (0.9%)
    2,006   Apollo Group, Inc. (Class A)*                                            $      150,751
    1,827   Block (H.&R.), Inc.                                                             104,066
   11,457   Cendant Corp.                                                                   244,722
   14,925   eBay, Inc.*                                                                     623,567
                                                                                     --------------
                                                                                          1,123,106
                                                                                     --------------
            OTHER CONSUMER SPECIALTIES (0.1%)
    1,606   Fortune Brands, Inc.                                                            151,847
                                                                                     --------------
            OTHER METALS/MINERALS (0.0%)
      456   Phelps Dodge Corp.                                                               48,541
                                                                                     --------------
            PACKAGED SOFTWARE (3.9%)
    5,467   Adobe Systems, Inc.                                                             162,042
    2,583   Autodesk, Inc.                                                                   88,313
    2,547   BMC Software, Inc.*                                                              48,622
    6,641   Computer Associates International, Inc.                                         182,295
    4,453   Compuware Corp.*                                                                 37,539
    2,157   Intuit Inc.*                                                                    103,536
      996   Mercury Interactive Corp.*                                                       39,213
  121,340   Microsoft Corp.                                                               3,107,517
    4,355   Novell, Inc.*                                                                    26,478
   57,683   Oracle Corp.*                                                                   783,335
    3,274   Parametric Technology Corp.*                                                     22,591
   13,347   Symantec Corp.*                                                                 293,234
                                                                                     --------------
                                                                                          4,894,715
                                                                                     --------------
            PERSONNEL SERVICES (0.1%)
    1,601   Monster Worldwide, Inc.*                                                         48,622
    2,343   Robert Half International, Inc.                                                  79,404
                                                                                     --------------
                                                                                            128,026
                                                                                     --------------
            PHARMACEUTICALS: GENERIC DRUGS (0.1%)
    2,685   Mylan Laboratories, Inc.                                                         46,612
    1,098   Watson Pharmaceuticals, Inc.*                                                    36,673
                                                                                     --------------
                                                                                             83,285
                                                                                     --------------
            PHARMACEUTICALS: MAJOR (5.7%)
   15,104   Abbott Laboratories                                                             704,300
   19,042   Bristol-Myers Squibb Co.                                                        475,669
   28,952   Johnson & Johnson                                                             1,851,770
   11,036   Lilly (Eli) & Co.                                                               621,548
   21,481   Merck & Co., Inc.                                                               667,200

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
   72,421   Pfizer, Inc.                                                             $    1,919,157
   14,367   Schering-Plough Corp.                                                           299,121
   13,020   Wyeth                                                                           595,665
                                                                                     --------------
                                                                                          7,134,430
                                                                                     --------------
            PHARMACEUTICALS: OTHER (0.2%)
    1,270   Allergan, Inc.                                                                  113,500
    3,458   Forest Laboratories, Inc.*                                                      138,043
    2,411   King Pharmaceuticals, Inc.*                                                      26,883
                                                                                     --------------
                                                                                            278,426
                                                                                     --------------
            PRECIOUS METALS (0.1%)
      846   Freeport-McMoRan Copper & Gold, Inc. (Class B)                                   34,077
    2,098   Newmont Mining Corp.                                                             78,780
                                                                                     --------------
                                                                                            112,857
                                                                                     --------------
            PROPERTY - CASUALTY INSURERS (0.8%)
    2,006   ACE Ltd. (Cayman Islands)                                                        92,697
    4,617   Allstate Corp. (The)                                                            282,837
    1,349   Chubb Corp. (The)                                                               119,818
    1,179   Cincinnati Financial Corp.                                                       48,598
    1,374   Progressive Corp. (The)                                                         136,974
    4,656   St. Paul Travelers Companies, Inc. (The)                                        204,957
      991   XL Capital Ltd. (Class A) (Cayman Islands)                                       71,174
                                                                                     --------------
                                                                                            957,055
                                                                                     --------------
            PUBLISHING: BOOKS/MAGAZINES (0.0%)
      559   Meredith Corp.                                                                   27,671
                                                                                     --------------
            PUBLISHING: NEWSPAPERS (0.4%)
      934   Dow Jones & Co., Inc.                                                            35,053
    2,761   Gannett Co., Inc.                                                               201,443
      851   Knight-Ridder, Inc.                                                              53,239
    1,649   New York Times Co. (The) (Class A)                                               51,976
    3,513   Tribune Co.                                                                     128,225
                                                                                     --------------
                                                                                            469,936
                                                                                     --------------
            PULP & PAPER (0.1%)
    1,216   Georgia-Pacific Corp.                                                            41,526
    2,308   International Paper Co.                                                          72,933
      965   MeadWestvaco Corp.                                                               28,197
                                                                                     --------------
                                                                                            142,656
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
            RAILROADS (0.6%)
    4,480   Burlington Northern Santa Fe Corp.                                       $      243,040
    2,643   CSX Corp.                                                                       120,362
    4,761   Norfolk Southern Corp.                                                          177,157
    3,103   Union Pacific Corp.                                                             218,172
                                                                                     --------------
                                                                                            758,731
                                                                                     --------------
            REAL ESTATE INVESTMENT TRUSTS (0.8%)
    1,346   Apartment Investment & Management Co. (Class A)                                  59,224
    2,751   Archstone-Smith Trust                                                           116,918
    5,615   Equity Office Properties Trust                                                  199,052
    3,958   Equity Residential                                                              159,903
    2,566   Plum Creek Timber Co., Inc.                                                      97,123
    2,566   ProLogis                                                                        116,907
    3,034   Simon Property Group, Inc.                                                      241,931
                                                                                     --------------
                                                                                            991,058
                                                                                     --------------
            RECREATIONAL PRODUCTS (0.3%)
    1,102   Brunswick Corp.*                                                                 51,309
    3,447   Electronic Arts, Inc.*                                                          198,547
    2,019   Hasbro, Inc.                                                                     44,297
    4,660   Mattel, Inc.*                                                                    86,909
                                                                                     --------------
                                                                                            381,062
                                                                                     --------------
            REGIONAL BANKS (0.9%)
    2,497   AmSouth Bancorporation                                                           69,691
      877   Compass Bancshares, Inc.                                                         42,280
    3,605   Fifth Third Bancorp                                                             155,376
      878   First Horizon National Corp.                                                     35,814
      692   M&T Bank Corp.                                                                   75,089
    1,506   Marshall & Ilsley Corp.                                                          69,156
    3,334   North Fork Bancorporation, Inc.                                                  91,318
    2,129   Northern Trust Corp.                                                            108,153
    2,201   Synovus Financial Corp.                                                          65,084
   12,664   U.S. Bancorp                                                                    380,680
      634   Zions Bancorporation                                                             45,318
                                                                                     --------------
                                                                                          1,137,959
                                                                                     --------------
            RESTAURANTS (0.8%)
    1,774   Darden Restaurants, Inc.                                                         61,558
   14,025   McDonald's Corp.*                                                               437,159
    4,403   Starbucks Corp.*                                                                231,378

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
    1,281   Wendy's International, Inc.                                              $       66,228
    3,220   Yum! Brands, Inc.                                                               168,567
                                                                                     --------------
                                                                                            964,890
                                                                                     --------------
            SAVINGS BANKS (0.6%)
    3,323   Golden West Financial Corp.                                                     216,394
    4,091   Sovereign Bancorp, Inc.                                                          98,143
    9,490   Washington Mutual, Inc.                                                         403,135
                                                                                     --------------
                                                                                            717,672
                                                                                     --------------
            SEMICONDUCTORS (3.5%)
    5,149   Advanced Micro Devices, Inc.*                                                   103,392
    4,800   Altera Corp.*                                                                   104,976
    4,817   Analog Devices, Inc.                                                            188,826
    4,313   Applied Micro Circuits Corp.*                                                    12,982
    3,811   Broadcom Corp. (Class A)*                                                       162,996
    5,160   Freescale Semiconductor Inc. (Class B)*                                         132,870
   80,661   Intel Corp.                                                                   2,189,140
    3,984   Linear Technology Corp.                                                         154,818
    5,192   LSI Logic Corp.*                                                                 50,674
    4,302   Maxim Integrated Products, Inc.                                                 180,125
    8,192   Micron Technology, Inc.*                                                         97,321
    4,512   National Semiconductor Corp.                                                    111,492
    2,262   NVIDIA Corp.*                                                                    61,210
    2,407   PMC - Sierra, Inc.*                                                              23,661
   21,657   Texas Instruments Inc.                                                          687,826
    4,572   Xilinx, Inc.                                                                    129,616
                                                                                     --------------
                                                                                          4,391,925
                                                                                     --------------
            SERVICES TO THE HEALTH INDUSTRY (0.3%)
    1,479   Express Scripts, Inc.*                                                           77,352
    2,259   IMS Health Inc.                                                                  61,513
    1,342   Laboratory Corp. of America Holdings*                                            67,999
    2,696   Medco Health Solutions Inc.*                                                    130,594
    1,990   Quest Diagnostics Inc.                                                          102,167
                                                                                     --------------
                                                                                            439,625
                                                                                     --------------
            SPECIALTY INSURANCE (0.1%)
      766   Ambac Financial Group, Inc.                                                      55,029
      958   MBIA Inc.                                                                        58,189
    1,058   MGIC Investment Corp.                                                            72,558
                                                                                     --------------
                                                                                            185,776
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
            SPECIALTY STORES (0.5%)
    3,022   AutoNation, Inc.*                                                        $       65,245
      901   AutoZone, Inc.*                                                                  87,793
    3,255   Bed Bath & Beyond Inc.*                                                         149,405
    3,564   Office Depot, Inc.*                                                             101,146
    1,063   OfficeMax Inc.                                                                   31,571
    8,162   Staples, Inc.                                                                   185,849
    1,629   Tiffany & Co.                                                                    55,435
                                                                                     --------------
                                                                                            676,444
                                                                                     --------------
            SPECIALTY TELECOMMUNICATIONS (0.1%)
    1,300   CenturyTel, Inc.                                                                 44,681
    3,337   Citizens Communications Co.                                                      43,848
   17,848   Qwest Communications International, Inc.*                                        68,179
                                                                                     --------------
                                                                                            156,708
                                                                                     --------------
            STEEL (0.1%)
      476   Allegheny Technologies Inc.                                                      13,837
      754   Nucor Corp.                                                                      41,809
      564   United States Steel Corp.                                                        24,055
                                                                                     --------------
                                                                                             79,701
                                                                                     --------------
            TELECOMMUNICATION EQUIPMENT (1.6%)
    1,330   ADC Telecommunications, Inc.*                                                    34,766
    1,867   Andrew Corp.*                                                                    20,518
    6,896   CIENA Corp.*                                                                     15,447
    2,380   Comverse Technology, Inc.*                                                       60,190
   16,683   Corning, Inc.*                                                                  317,811
   52,051   Lucent Technologies Inc.*                                                       152,509
   28,599   Motorola, Inc.                                                                  605,727
   19,088   QUALCOMM Inc.                                                                   753,785
    5,409   Tellabs, Inc.*                                                                   52,575
                                                                                     --------------
                                                                                          2,013,328
                                                                                     --------------
            TOBACCO (1.1%)
   17,705   Altria Group, Inc.                                                            1,185,527
    1,274   Reynolds American, Inc.                                                         106,137
    1,448   UST, Inc.                                                                        66,637
                                                                                     --------------
                                                                                          1,358,301
                                                                                     --------------
            TOOLS/HARDWARE (0.1%)
      903   Black & Decker Corp.                                                             81,550
      686   Snap-On, Inc.                                                                    25,162

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
      938   Stanley Works (The)                                                      $       45,896
                                                                                     --------------
                                                                                            152,608
                                                                                     --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.6%)
    7,246   Caterpillar Inc.                                                                390,632
      508   Cummins Inc.                                                                     43,404
    2,603   Deere & Co.                                                                     191,399
      811   Navistar International Corp.*                                                    27,696
    1,836   PACCAR, Inc.                                                                    132,596
                                                                                     --------------
                                                                                            785,727
                                                                                     --------------
            WHOLESALE DISTRIBUTORS (0.1%)
    1,950   Genuine Parts Co.                                                                89,276
    1,020   Grainger (W.W.), Inc.                                                            63,566
                                                                                     --------------
                                                                                            152,842
                                                                                     --------------
            WIRELESS TELECOMMUNICATIONS (0.3%)
   10,304   Nextel Communications, Inc. (Class A)*                                          358,579
                                                                                     --------------
            TOTAL COMMON STOCKS
             (COST $101,921,192)                                                        111,759,951
                                                                                     --------------

PRINCIPAL
AMOUNT IN                                                        COUPON   MATURITY
THOUSANDS                                                         RATE      DATE
---------                                                        ------   --------
            CORPORATE BONDS (1.7%)
            ADVERTISING/MARKETING SERVICES (0.0%)
$      20   Interpublic Group of Companies, Inc. (The)             5.40%  11/15/09           19,061
       10   WPP Finance Corp.(United Kingdom)                     5.875   06/15/14           10,341
                                                                                     --------------
                                                                                             29,402
                                                                                     --------------
            AEROSPACE & DEFENSE (0.1%)
       15   Northrop Grumman Corp.                                4.079   11/16/06           14,895
       34   Systems 2001 Asset Trust - 144A**
             (Cayman Islands)                                     6.664   09/15/13           36,773
                                                                                     --------------
                                                                                             51,668
                                                                                     --------------
            AIR FREIGHT/COURIERS (0.0%)
       10   Fedex Corp.                                            7.25   02/15/11           11,119
                                                                                     --------------
            AUTO PARTS: O.E.M. (0.0%)
       10   Lear Corp. (Series B)                                  8.11   05/15/09           10,371

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                        COUPON   MATURITY
THOUSANDS                                                         RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------
$      10   Meritor Automotive Inc.                                6.80%  02/15/09   $       10,050
                                                                                     --------------
                                                                                             20,421
                                                                                     --------------
            BEVERAGES: ALCOHOLIC (0.0%)
       20   FBG Finance Ltd. - 144A** (Australia)                 5.125   06/15/15           19,689
                                                                                     --------------
            CABLE/SATELLITE TV (0.1%)
       30   Comcast Cable Communications Inc.                      6.75   01/30/11           32,660
       20   Cox Communications, Inc.                              4.625   01/15/10           19,676
       30   Echostar DBS Corp.                                    6.375   10/01/11           30,038
                                                                                     --------------
                                                                                             82,374
                                                                                     --------------
            CHEMICALS: MAJOR DIVERSIFIED (0.0%)
       15   ICI Wilmington Inc.                                   4.375   12/01/08           14,748
                                                                                     --------------
            CONTAINERS/PACKAGING (0.0%)
       25   Sealed Air Corp. - 144A**                             5.625   07/15/13           25,310
                                                                                     --------------
            DEPARTMENT STORES (0.0%)
       15   Penny (JC) Co., Inc.                                   7.40   04/01/37           16,412
                                                                                     --------------
            ELECTRIC UTILITIES (0.2%)
       20   Arizona Public Service Co.                             5.80   06/30/14           21,051
       25   Cincinnati Gas & Electric Co.                          5.70   09/15/12           26,205
       15   Consolidated Natural Gas Co.                           5.00   12/01/14           14,923
       15   Consolidated Natural Gas Co. (Series C)                6.25   11/01/11           16,103
       15   Consumers Energy Co. (Series B)                       5.375   04/15/13           15,298
        5   Detroit Edison Co. (The)                              6.125   10/01/10            5,318
       15   Detroit Edison Co. (The) - 144A**                      4.80   02/15/15           14,731
       10   Entergy Gulf States, Inc.                              3.60   06/01/08            9,705
       10   Entergy Gulf States, Inc.                              3.73++ 12/01/09           10,034
       10   Exelon Corp.                                           6.75   05/01/11           10,927
       20   Monongahela Power Co.                                  5.00   10/01/06           20,089
       10   Pacific Gas & Electric Co.                             4.80   03/01/14            9,896
        5   Panhandle Eastern Pipe Line Co. (Series B)             2.75   03/15/07            4,858
       30   PSEG Energy Holdings Inc.                             8.625   02/15/08           32,175
       15   Wisconsin Electric Power Co.                           3.50   12/01/07           14,679
                                                                                     --------------
                                                                                            225,992
                                                                                     --------------
            ELECTRONICS/APPLIANCES (0.0%)
       10   LG Electronics Inc. - 144A** (South Korea)             5.00   06/17/10            9,840
                                                                                     --------------
            FINANCE/RENTAL/LEASING (0.2%)
       20   CIT Group, Inc.                                        3.65   11/23/07           19,619
       20   Countrywide Home Loans, Inc. (Series MTN)              3.25   05/21/08           19,278
       30   Ford Motor Credit Co.                                  7.25   10/25/11           29,563

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                        COUPON   MATURITY
THOUSANDS                                                         RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------
$      15   Hertz Corp.                                           7.625%  06/01/12   $       14,674
       25   MBNA Corp.                                             3.64++ 05/05/08           25,226
       20   MBNA Corp.                                            6.125   03/01/13           21,435
       25   Nationwide Building Society - 144A**
             (United Kingdom)                                      4.25   02/01/10           24,554
       20   Residential Capital Corp. - 144A**                    6.375   06/30/10           20,343
       15   SLM Corp.                                              4.00   01/15/10           14,590
                                                                                     --------------
                                                                                            189,282
                                                                                     --------------
            FINANCIAL CONGLOMERATES (0.2%)
       50   Citigroup Inc.                                        5.625   08/27/12           52,395
       45   General Electric Capital Corp. (Series MTNA)           5.45   01/15/13           46,909
       55   General Motors Acceptance Corp.                       6.875   09/15/11           53,146
       20   General Motors Acceptance Corp.                        8.00   11/01/31           19,452
       65   J.P. Morgan Chase & Co.                               6.625   03/15/12           71,199
                                                                                     --------------
                                                                                            243,101
                                                                                     --------------
            FOOD: MAJOR DIVERSIFIED (0.0%)
       15   Kraft Foods Inc.                                      5.625   11/01/11           15,684
                                                                                     --------------
            GAS DISTRIBUTORS (0.1%)
       20   NiSource Finance Corp.                                3.854++ 11/23/09           20,101
       25   Ras Laffan Liquid Natural Gas
             Co. Ltd. - 144A** (Qatar)                            8.294   03/15/14           29,375
       10   Sempra Energy                                         4.621   05/17/07           10,001
                                                                                     --------------
                                                                                             59,477
                                                                                     --------------
            HOME FURNISHINGS (0.0%)
       10   Mohawk Industries, Inc. (Series D)                     7.20   04/15/12           11,209
                                                                                     --------------
            HOSPITAL/NURSING MANAGEMENT (0.0%)
       30   HCA, Inc.                                              6.30   10/01/12           30,640
       10   HCA, Inc.                                             7.875   02/01/11           11,002
                                                                                     --------------
                                                                                             41,642
                                                                                     --------------
            HOTELS/RESORTS/CRUISELINES (0.0%)
       25   Hyatt Equities LLC - 144A**                           6.875   06/15/07           25,619
       10   Starwood Hotels & Resorts Worldwide, Inc.             7.375   05/01/07           10,450
                                                                                     --------------
                                                                                             36,069
                                                                                     --------------
            HOUSEHOLD/PERSONAL CARE (0.0%)
       25   Clorox Co. (The)                                      3.525++ 12/14/07           25,050
                                                                                     --------------
            INDUSTRIAL CONGLOMERATES (0.1%)
       25   Hutchison Whampoa
             International Ltd. - 144A** (Kyrgyzstan)              6.50   02/13/13           26,724
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                        COUPON   MATURITY
THOUSANDS                                                         RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------
            INSURANCE BROKERS/SERVICES (0.1%)
$     100   Farmers Exchange Capital - 144A**                      7.05%  07/15/28   $      105,336
       30   Marsh & McLennan Companies, Inc.                      5.375   07/15/14           29,047
                                                                                     --------------
                                                                                            134,383
                                                                                     --------------
            MAJOR TELECOMMUNICATIONS (0.1%)
       25   AT&T Corp.                                             9.75   11/15/31           32,500
       20   Deutsche Telekom International Finance
             Corp. NV (Netherlands)                                8.75   06/15/30           26,836
       20   France Telecom S.A. (France)                           8.75   03/01/31           27,629
       10   Sprint Capital Corp.                                   8.75   03/15/32           13,803
       25   Telecom Italia Capital SpA - 144A**
             (Luxembourg)                                          4.00   01/15/10           24,147
                                                                                     --------------
                                                                                            124,915
                                                                                     --------------
            MANAGED HEALTH CARE (0.1%)
       30   Aetna, Inc.                                           7.875   03/01/11           34,397
       25   Health Net, Inc.                                      9.875   04/15/11           29,366
       10   WellPoint Inc.                                         3.75   12/14/07            9,801
       10   WellPoint Inc.                                         4.25   12/15/09            9,822
                                                                                     --------------
                                                                                             83,386
                                                                                     --------------
            MEDIA CONGLOMERATES (0.0%)
       10   News America Holdings, Inc.                            7.28   06/30/28           11,490
       15   Time Warner, Inc.                                      7.70   05/01/32           18,801
                                                                                     --------------
                                                                                             30,291
                                                                                     --------------
            MEDICAL SPECIALTIES (0.0%)
       15   Fisher Scientific International, Inc.                  6.75   08/15/14           15,863
                                                                                     --------------
            MISCELLANEOUS COMMERCIAL SERVICES (0.0%)
       30   Iron Mountain Inc.                                     7.75   01/15/15           31,050
                                                                                     --------------
            MOTOR VEHICLES (0.1%)
       15   DaimlerChrysler North American Holdings Co.            8.50   01/18/31           19,284
       40   General Motors Corp.                                  8.375   07/15/33           36,300
                                                                                     --------------
                                                                                             55,584
                                                                                     --------------
            MULTI-LINE INSURANCE (0.1%)
       60   AIG Sun America Global Finance VI - 144A**             6.30   05/10/11           64,397
       15   American General Finance Corp.
             (Series MTNI)                                        4.625   05/15/09           14,882
       10   AXA Financial Inc.                                     6.50   04/01/08           10,493
                                                                                     --------------
                                                                                             89,772
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                        COUPON   MATURITY
THOUSANDS                                                         RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------
            OTHER METALS/MINERALS (0.0%)
$      15   Brascan Corp. (Canada)                                7.125%  06/15/12   $       16,613
                                                                                     --------------
            PROPERTY - CASUALTY INSURERS (0.0%)
       20   St. Paul Travelers                                     5.01   08/16/07           20,124
                                                                                     --------------
            PULP & PAPER (0.1%)
       20   Abitibi-Consolidated Inc. (Canada)                     8.55   08/01/10           21,100
       40   Abitibi-Consolidated Inc. (Canada)                     8.85   08/01/30           39,200
       45   Bowater Canada Finance (Canada)                        7.95   11/15/11           47,925
       10   Sappi Papier Holding AG - 144A** (Austria)             6.75   06/15/12           10,382
                                                                                     --------------
                                                                                            118,607
                                                                                     --------------
            RAILROADS (0.0%)
       13   Burlington North Santa Fe Railway Co.                 4.575   01/15/21           12,896
       15   Norfolk Southern Corp.                                 7.35   05/15/07           15,720
        5   Union Pacific Corp.                                   6.625   02/01/08            5,243
       15   Union Pacific Corp.                                    6.65   01/15/11           16,385
                                                                                     --------------
                                                                                             50,244
                                                                                     --------------
            REAL ESTATE INVESTMENT TRUSTS (0.0%)
       35   EOP Operating L.P.                                     4.75   03/15/14           33,983
                                                                                     --------------
            REGIONAL BANKS (0.0%)
       30   Marshall & Isley Bank (Series BKNT)                    3.80   02/08/08           29,520
                                                                                     --------------
            SAVINGS BANKS (0.1%)
       45   Household Finance Corp.                                8.00   07/15/10           51,074
       23   Washington Mutual Inc.                                 8.25   04/01/10           25,994
                                                                                     --------------
                                                                                             77,068
                                                                                     --------------
            SPECIALTY STORES (0.0%)
       10   Autonation, Inc.                                       9.00   08/01/08           11,075
                                                                                     --------------
            TOBACCO (0.0%)
       20   Altria Group, Inc.                                     7.00   11/04/13           21,952
                                                                                     --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.0%)
       45   Caterpillar Financial Services Corp.
             (Series MTNF)                                         3.35++ 08/20/07           45,084
                                                                                     --------------
            WIRELESS TELECOMMUNICATIONS (0.0%)
       10   AT&T Wireless Services, Inc.                           8.75   03/01/31           13,857
                                                                                     --------------
            TOTAL CORPORATE BONDS
             (COST $2,133,051)                                                            2,158,584
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                        COUPON   MATURITY
THOUSANDS                                                         RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCIES OBLIGATIONS (5.7%)
            Federal Home Loan Mortgage Corp.
$     395                                                          5.00%  05/01/20   $      396,290
      300                                                          5.50     ***             306,000
            Federal National Mortgage Assoc.
      250                                                          4.50     ***             245,938
      250                                                          6.00     ***             255,469
      925                                                          6.50   11/01/34          957,302
            U.S. Treasury Bonds
      965                                                         6.125   08/15/29        1,189,363
       85                                                         6.375   08/15/27          106,476
            U.S. Treasury Notes
      600                                                          3.50   11/15/06          596,883
      400                                                          4.25   08/15/13          400,625
    2,300                                                         5.625   05/15/08        2,395,057
            U.S. Treasury Strips
      400                                                          0.00   02/15/25          163,239
      375                                                          0.00   02/15/27          140,507
                                                                                     --------------
            TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
             (COST $7,171,674)                                                            7,153,149
                                                                                     --------------
            CONVERTIBLE BONDS (2.3%)
            AIRLINES (0.3%)
      350   Continental Airlines Inc.                              5.00   06/15/23          352,188
                                                                                     --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS (0.2%)
      300   JDS Uniphase Corp.                                     0.00   11/15/10          236,250
                                                                                     --------------
            FINANCIAL CONGLOMERATES (0.8%)
    1,000   American Express Co. - 144A**                          1.85#  12/01/33        1,032,500
                                                                                     --------------
            FOOD: MAJOR DIVERSIFIED (0.2%)
      300   General Mills Inc.                                     0.00   10/28/22          213,750
                                                                                     --------------
            HOTELS/RESORTS/CRUISELINES (0.2%)
      200   Starwood Hotels & Resorts Worldwide, Inc.              3.50   05/16/23          258,000
                                                                                     --------------
            INTERNET RETAIL (0.2%)
      300   Amazon.com, Inc.                                       4.75   02/01/09          291,000
                                                                                     --------------
            OILFIELD SERVICES/EQUIPMENT (0.2%)
      200   Schlumberger Ltd. (Netherlands Antilles)              2.125   06/01/23          234,500
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                        COUPON   MATURITY
THOUSANDS                                                         RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------
            PHARMACEUTICALS: GENERIC DRUGS (0.2%)
$     250   Ivax Corp.                                             1.50%  03/01/24   $      277,500
                                                                                     --------------
            TOTAL CONVERTIBLE BONDS
             (COST $2,832,894)                                                            2,895,688
                                                                                     --------------
            ASSET-BACKED SECURITIES (1.0%)
            FINANCE/RENTAL/LEASING
      150   American Express Credit Account Master
             Trust 2002-3 A                                       3.498++ 12/15/09          150,352
       11   Asset Backed Funding Certificates
             2004-HE1 A1                                           3.59++ 06/25/22           10,722
       29   Capital Auto Receivables Asset Trust
             2003-2 A3A                                            1.44   02/15/07           29,250
      100   Capital Auto Receivables Asset Trust
             2003-3 A3B                                           3.468++ 01/15/08          100,126
      100   Citibank Credit Card Issuance Trust
             2000-A1 A1                                            6.90   10/15/07          100,694
      100   GE Capital Credit Card Master Note Trust
             2004-1 A                                              3.27++ 06/15/10          100,129
      100   GE Capital Credit Card Master Note Trust
             2004-2 A                                             3.428++ 09/15/10          100,139
      100   GE Dealer Floorplan Master Note Trust
             2004-1 A                                              3.48++ 07/20/08          100,052
       38   New Century Home Equity Loan Trust
             2004-A AI11                                          2.598++ 08/25/34           37,671
       51   Residential Asset Securities Corp.
             2004-KSB AI1                                          3.62++ 10/25/22           51,109
       70   SLM Student Loan Trust 2004-6 A2                       2.74++ 01/25/13           70,535
      150   SLM Student Loan Trust 2004-9 A2                       2.72++ 10/25/12          149,934
       25   TXU Electric Delivery Transition Bond Co.
             LLC 2004-1 A2                                         4.81   11/17/14           25,117
       54   USAA Auto Owner Trust 2004-2 A2                        2.41   02/15/07           54,030
       67   Wachovia Auto Owner Trust 2004-B A2                    2.40   05/21/07           67,140
       56   World Omni Auto Receivables Trust
             2004-A A2                                             2.58   07/12/07           56,130
                                                                                     --------------
            TOTAL ASSET-BACKED SECURITIES
             (COST $1,206,075)                                                            1,203,130
                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                  VALUE
---------------------------------------------------------------------------------------------------
            CONVERTIBLE PREFERRED STOCK (0.2%)
            LIFE/HEALTH INSURANCE (0.2%)
    8,800   MetLife, Inc. (Series B)
             (COST $227,920)                                                         $      243,496
                                                                                     --------------

PRINCIPAL
AMOUNT IN                                                        COUPON   MATURITY
THOUSANDS                                                         RATE      DATE
---------                                                        ------   --------
            FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
$      30   Russian Federation (Russia) - 144A**                   5.00%  03/31/30           33,375
      125   United Mexican States (Mexico)                        8.375   01/14/11          143,688
                                                                                     --------------
            TOTAL FOREIGN GOVERNMENT OBLIGATIONS
             (COST $171,803)                                                                177,063
                                                                                     --------------
            SHORT-TERM INVESTMENT (a) (0.0%)
            U.S. GOVERNMENT OBLIGATION
       50   U.S. Treasury Bills+
             (COST $49,237)                                        3.35   01/12/06           49,237
                                                                                     --------------
            TOTAL INVESTMENTS
             (COST $115,713,846) (b) (c)                                      99.8%     125,640,298
            OTHER ASSETS IN EXCESS OF LIABILITIES                              0.2          273,322
                                                                             -----   --------------
            NET ASSETS                                                       100.0%  $  125,913,620
                                                                             =====   ==============

----------
   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   *** SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND THE MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   + ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $70,350.
   ++   RATE SHOWN IS THE RATE IN EFFECT AT JULY 31, 2005.
   #    CURRENTLY A 1.85% COUPON RATE; WILL CONVERT TO 0% ON DECEMBER 1, 2006.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $15,253,812 IN CONNECTION WITH OPEN FUTURES CONTRACTS AND SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $14,185,502 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $4,259,050, RESULTING IN NET UNREALIZED APPRECIATION OF $9,926,452.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT JULY 31, 2005:

                                                                                  UNREALIZED
NUMBER OF                      DESCRIPTION, DELIVERY        UNDERLYING FACE      APPRECIATION/
CONTRACTS    LONG/SHORT           MONTH AND YEAR            AMOUNT AT VALUE      DEPRECIATION
-----------------------------------------------------------------------------------------------
    16         Long        NASDAQ - 100 E-Mini
                           September 2005                    $    515,680          $   8,920
    17         Short       U.S. Treasury Notes 2 Year,
                           September 2005                      (3,510,234)            25,015
    39         Short       U.S. Treasury Notes 5 Year,
                           September 2005                      (4,180,922)            57,173
    40         Long        U.S. Treasury Notes 10 Year,
                           September 2005                       4,439,375            (41,641)
    15         Short       U.S. Treasury Notes 20 Year,
                           September 2005                      (1,729,688)            22,017
                                                                                   ---------
                           Net unrealized appreciation                             $  71,484
                                                                                   =========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY ALLOCATOR FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $115,713,846)                       $   125,640,298
Cash                                                                                   60,848
Receivable for:
    Investments sold                                                                1,335,149
    Interest                                                                          132,943
    Dividends                                                                         121,437
    Shares of beneficial interest sold                                                 18,139
    Variation margin                                                                    2,121
Prepaid expenses and other assets                                                      53,906
                                                                              ---------------
    TOTAL ASSETS                                                                  127,364,841
                                                                              ---------------
LIABILITIES:
Payable for:
    Investments purchased                                                             843,052
    Shares of beneficial interest redeemed                                            375,874
    Distribution fee                                                                   94,729
    Investment advisory fee                                                            71,979
    Administration fee                                                                  8,594
Accrued expenses and other payables                                                    56,993
                                                                              ---------------
    TOTAL LIABILITIES                                                               1,451,221
                                                                              ---------------
    NET ASSETS                                                                $   125,913,620
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                               $   115,109,429
Net unrealized appreciation                                                         9,997,936
Net investment loss                                                                    (6,004)
Accumulated undistributed net realized gain                                           812,259
                                                                              ---------------
    NET ASSETS                                                                $   125,913,620
                                                                              ===============
CLASS A SHARES:
Net Assets                                                                    $    15,194,604
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           1,386,204
    NET ASSET VALUE PER SHARE                                                 $         10.96
                                                                              ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                           $         11.57
                                                                              ===============
CLASS B SHARES:
Net Assets                                                                    $    92,738,610
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           8,556,029
    NET ASSET VALUE PER SHARE                                                 $         10.84
                                                                              ===============
CLASS C SHARES:
Net Assets                                                                    $    14,483,372
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           1,336,609
    NET ASSET VALUE PER SHARE                                                 $         10.84
                                                                              ===============
CLASS D SHARES:
Net Assets                                                                    $     3,497,034
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                             318,011
    NET ASSET VALUE PER SHARE                                                 $         11.00
                                                                              ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 2005 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends                                                                     $     1,037,762
Interest                                                                              281,764
                                                                              ---------------
    TOTAL INCOME                                                                    1,319,526
                                                                              ---------------
EXPENSES
Distribution fee (Class A shares)                                                      18,693
Distribution fee (Class B shares)                                                     506,814
Distribution fee (Class C shares)                                                      76,023
Investment advisory fee                                                               455,764
Administration fee                                                                     54,419
Transfer agent fees and expenses                                                       50,641
Professional fees                                                                      41,072
Registration fees                                                                      37,477
Custodian fees                                                                         33,949
Shareholder reports and notices                                                        28,567
Trustees' fees and expenses                                                             1,229
Other                                                                                  24,100
                                                                              ---------------
    TOTAL EXPENSES                                                                  1,328,748
                                                                              ---------------
    NET INVESTMENT LOSS                                                                (9,222)
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                                         1,388,880
Futures contracts                                                                     (11,469)
                                                                              ---------------
    NET REALIZED GAIN                                                               1,377,411
                                                                              ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                         3,532,316
Futures contracts                                                                      74,696
                                                                              ---------------
    NET APPRECIATION                                                                3,607,012
                                                                              ---------------
    NET GAIN                                                                        4,984,423
                                                                              ---------------
NET INCREASE                                                                  $     4,975,201
                                                                              ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX        FOR THE YEAR
                                                                             MONTHS ENDED           ENDED
                                                                             JULY 31, 2005     JANUARY 31, 2005
                                                                           ----------------    ----------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                               $         (9,222)   $        398,662
Net realized gain                                                                 1,377,411          14,693,417
Net change in unrealized appreciation                                             3,607,012         (11,134,676)
                                                                           ----------------    ----------------

  NET INCREASE                                                                    4,975,201           3,957,403
                                                                           ----------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares                                                                    (30,984)           (146,436)
  Class B shares                                                                   (108,494)           (156,304)
  Class C shares                                                                    (21,257)            (25,204)
  Class D shares                                                                     (8,269)            (72,064)

Net realized gain
  Class A shares                                                                   (132,321)         (1,657,944)
  Class B shares                                                                   (804,019)        (11,996,031)
  Class C shares                                                                   (121,579)         (1,697,139)
  Class D shares                                                                    (31,802)           (630,134)
                                                                           ----------------    ----------------

  TOTAL DIVIDENDS AND DISTRIBUTIONS                                              (1,258,725)        (16,381,256)
                                                                           ----------------    ----------------

Net decrease from transactions in shares of beneficial interest                 (32,603,258)        (47,024,636)
                                                                           ----------------    ----------------

  NET DECREASE                                                                  (28,886,782)        (59,448,489)

NET ASSETS:
Beginning of period                                                             154,800,402         214,248,891
                                                                           ----------------    ----------------

END OF PERIOD
(INCLUDING A NET INVESTMENT LOSS OF $6,004 AND ACCUMULATED UNDISTRIBUTED
INVESTMENT INCOME OF $172,222, RESPECTIVELY)                               $    125,913,620    $    154,800,402
                                                                           ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY ALLOCATOR FUND

NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Allocator Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is selecting securities to maximize total investment return through different stages of an economic cycle. The Fund was organized as a Massachusetts business trust on October 25, 2002 and commenced operations on February 26, 2003.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C share, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,168,194 at July 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $267,738 and $1,084, respectively. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2005 aggregated $34,966,937 and $70,538,632, respectively. Included in the aforementioned transactions are purchases and sales/prepayments of U.S Government Securities of $9,270,535 and $13,911,225, respectively.

For the six months ended July 31, 2005, the Fund incurred brokerage commissions of $5,503 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                           MONTHS ENDED                      ENDED
                                                          JULY 31, 2005                 JANUARY 31, 2005
                                                  -----------------------------   ----------------------------
                                                           (UNAUDITED)
                                                      SHARES          AMOUNT         SHARES          AMOUNT
                                                  -------------   -------------   ------------   -------------
CLASS A SHARES
Sold                                                     84,780   $     900,830        382,760   $   4,288,847
Conversion from Class B                                 412,550       4,289,713             --              --
Reinvestment of dividend and distributions             (586,683)     (6,236,808)       150,624       1,650,200
Redeemed                                                 13,968         148,900     (1,015,352)    (11,300,294)
                                                  -------------   -------------   ------------   -------------
Net decrease -- Class A                                 (75,385)       (897,365)      (481,968)     (5,361,247)
                                                  -------------   -------------   ------------   -------------
CLASS B SHARES
Sold                                                    152,635       1,612,735      1,105,328      12,362,538
Conversion to Class A                                  (416,599)     (4,289,713)            --              --
Reinvestment of dividends and distributions          (2,301,960)    (24,377,793)     1,021,928      11,109,253
Redeemed                                                 79,435         837,248     (4,983,593)    (54,958,695)
                                                  -------------   -------------   ------------   -------------
Net decrease -- Class B                              (2,486,489)    (26,217,523)    (2,856,337)    (31,486,904)
                                                  -------------   -------------   ------------   -------------
CLASS C SHARES
Sold                                                     49,133         523,981        193,028       2,140,499
Reinvestment of dividends and distributions            (330,948)     (3,513,554)       146,728       1,594,805
Redeemed                                                 12,598         132,781       (672,931)     (7,434,605)
                                                  -------------   -------------   ------------   -------------
Net decrease -- Class C                                (269,217)     (2,856,792)      (333,175)     (3,699,301)
                                                  -------------   -------------   ------------   -------------
CLASS D SHARES
Sold                                                      5,789          62,259         79,027         885,410
Reinvestment of dividends and distributions            (255,588)     (2,730,122)        59,339         651,744
Redeemed                                                  3,394          36,285       (713,229)     (8,014,338)
                                                  -------------   -------------   ------------   -------------
Net decrease -- Class D                                (246,405)     (2,631,578)      (574,863)     (6,477,184)
                                                  -------------   -------------   ------------   -------------
Net decrease in Fund                                 (3,077,496)  $ (32,603,258)    (4,246,343)  $ (47,024,636)
                                                  =============   =============   ============   =============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

The Fund may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading; increase or decrease Fund's market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of January 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to market of open futures contracts, capital loss deferrals on straddles and tax adjustments on real estate investment trust ("REITs") held by the Fund.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and
(ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY ALLOCATOR FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                            FOR THE PERIOD
                                               FOR THE SIX             FOR THE YEAR       FEBRUARY 26, 2003*
                                               MONTHS ENDED                ENDED                THROUGH
                                              JULY 31, 2005          JANUARY 31, 2005      JANUARY 31, 2004
                                           --------------------    -------------------   --------------------
                                               (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period           $     10.62              $    11.39           $    10.00
                                               -----------              ----------           ----------
Income from investment operations:
  Net investment income++                             0.03                    0.09                 0.05
  Net realized and unrealized gain                    0.42                    0.32                 1.67
                                               -----------              ----------           ----------
Total income from investment operations               0.45                    0.41                 1.72
                                               -----------              ----------           ----------
Less dividends and distributions from:
  Net investment income                              (0.02)                  (0.10)                   -
  Net realized gain                                  (0.09)                  (1.08)               (0.33)
                                               -----------              ----------           ----------
Total dividends and distributions                    (0.11)                  (1.18)               (0.33)
                                               -----------              ----------           ----------

Net asset value, end of period                 $     10.96              $    10.62           $    11.39
                                               ===========              ==========           ==========

TOTAL RETURN+                                         4.28%(1)                3.57%               17.16%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.32%(2)                1.23%                1.23%(2)
Net investment income                                 0.62%(2)                0.84%                0.47%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $    15,195              $   15,527           $   22,141
Portfolio turnover rate                                 25%(1)                 126%                 239%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                            FOR THE PERIOD
                                               FOR THE SIX             FOR THE YEAR       FEBRUARY 26, 2003*
                                               MONTHS ENDED               ENDED                 THROUGH
                                              JULY 31, 2005          JANUARY 31, 2005      JANUARY 31, 2004
                                           --------------------    -------------------   --------------------
                                               (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    10.54              $    11.31           $    10.00
                                                ----------              ----------           ----------
Income (loss) from investment operations:
  Net investment income (loss)++                     (0.01)                   0.01                (0.03)
  Net realized and unrealized gain                    0.41                    0.31                 1.67
                                                ----------              ----------           ----------
Total income from investment operations               0.40                    0.32                 1.64
                                                ----------              ----------           ----------
Less dividends and distributions from:
  Net investment income                              (0.01)                  (0.01)                   -
  Net realized gain                                  (0.09)                  (1.08)               (0.33)
                                                ----------              ----------           ----------
Total dividends and distributions                    (0.10)                  (1.09)               (0.33)
                                                ----------              ----------           ----------

Net asset value, end of period                  $    10.84              $    10.54           $    11.31
                                                ==========              ==========           ==========

TOTAL RETURN+                                         3.85%(1)                2.84%               16.36%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              2.07%(2)                1.98%                2.02%(2)
Net investment income (loss)                         (0.13)%(2)               0.09%               (0.32)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   92,739              $  116,344           $  157,175
Portfolio turnover rate                                 25%(1)                 126%                 239%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                            FOR THE PERIOD
                                               FOR THE SIX             FOR THE YEAR       FEBRUARY 26, 2003*
                                               MONTHS ENDED                ENDED                THROUGH
                                              JULY 31, 2005          JANUARY 31, 2005      JANUARY 31, 2004
                                           --------------------    -------------------   --------------------
                                               (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    10.54              $    11.31            $    10.00
                                                ----------              ----------            ----------
Income (loss) from investment operations:
  Net investment income (loss)++                     (0.01)                   0.01                 (0.03)
  Net realized and unrealized gain                    0.42                    0.32                  1.67
                                                ----------              ----------            ----------
Total income from investment operations               0.41                    0.33                  1.64
                                                ----------              ----------            ----------
Less dividends and distributions from:
  Net investment income                              (0.02)                  (0.02)                    -
  Net realized gain                                  (0.09)                  (1.08)                (0.33)
                                                ----------              ----------            ----------
Total dividends and distributions                    (0.11)                  (1.10)                (0.33)
                                                ----------              ----------            ----------

Net asset value, end of period                  $    10.84              $    10.54            $    11.31
                                                ==========              ==========            ==========

TOTAL RETURN+                                         3.98%(1)                2.76%                16.36%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              2.07%(2)                1.96%                 2.02%(2)
Net investment income (loss)                         (0.13)%(2)               0.11%                (0.32)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   14,483              $   16,920            $   21,927
Portfolio turnover rate                                 25%(1)                 126%                  239%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                            FOR THE PERIOD
                                               FOR THE SIX             FOR THE YEAR       FEBRUARY 26, 2003*
                                               MONTHS ENDED                ENDED                THROUGH
                                              JULY 31, 2005          JANUARY 31, 2005      JANUARY 31, 2004
                                           --------------------    -------------------   --------------------
                                               (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $    10.65              $    11.42            $    10.00
                                                ----------              ----------            ----------
Income from investment operations:
  Net investment income++                             0.05                    0.12                  0.07
  Net realized and unrealized gain                    0.41                    0.32                  1.68
                                                ----------              ----------            ----------
Total income from investment operations               0.46                    0.44                  1.75
                                                ----------              ----------            ----------
Less dividends and distributions from:
  Net investment income                              (0.02)                  (0.13)                    -
  Net realized gain                                  (0.09)                  (1.08)                (0.33)
                                                ----------              ----------            ----------
Total dividends and distributions                    (0.11)                  (1.21)                (0.33)
                                                ----------              ----------            ----------

Net asset value, end of period                  $    11.00              $    10.65            $    11.42
                                                ==========              ==========            ==========

TOTAL RETURN+                                         4.39%(1)                3.84%                17.46%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.07%(2)                0.98%                 1.02%(2)
Net investment income                                 0.87%(2)                1.09%                 0.68%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    3,497              $    6,009            $   13,006
Portfolio turnover rate                                 25%(1)                 126%                  239%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2005 Morgan Stanley


[MORGAN STANLEY LOGO]

39947RPT-RA05-00757P-Y07/05


[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                  ALLOCATOR FUND


                                                               SEMIANNUAL REPORT
                                                                   JULY 31, 2005


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005